Allowance For Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 6,362,000	$ 6,857,000
Additions to the allowance for doubtful accounts, during the year	6,886,000	4,283,000
Written off, uncollectible, during the year	(8,339,000)	(5,965,000)
Recoveries, during the year	2,250,000	1,355,000
Foreign currency translation adjustment, during the year	(282,000)	(168,000)
Balance at end of year	$ 6,877,000	$ 6,362,000